UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

Dreyfus Investment Grade Bond Funds, Inc.
200 Park Avenue
New York, NY 10166

2.	The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.	Investment Company Act File Number: 811-6718 Securities Act File Number: 33-48926

4(a).	Last day of fiscal year for which this notice is filed:
July 31, 2005
4(b).	[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note:	If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

Dreyfus Inflation Adjusted Securities Fund – Investor Shares

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 133,679
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$-0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ 133,679
		[subtract Item 5(iv) from Item 5(I)]:	---------------

	(vi)	Redemption credits available for use in future	$( )
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 15.73
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 15.73
==============
Dreyfus Inflation Adjusted Securities Fund – Institutional Shares

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 193,201
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or	$	(107,668)
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$	-0-
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$
		and 5(iii):			--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)		$ 85,533
		[subtract Item 5(iv) from Item 5(I)]:		---------------

	(vi)	Redemption credits available for use in future	$(	)
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See		X	.0001177
		Instruction C.9):			--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item		=$	10.07
		5(vii) (enter “0” if no fee is due):			==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year

2

for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 10.07 ==============

Dreyfus Institutional Yield Advantage Fund - Institutional Shares

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 230,133
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or		$20,897,092
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or		$223,278,164
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ 244,175,256
		and 5(iii):		--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future		$(243,945,123)
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X	.0001177
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============
3

Dreyfus Institutional Yield Advantage Fund - Investor Shares

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$852,012
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or		$10,915,611
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or		$672,749
		repurchased during any PRIOR fiscal year ending no		---------------
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$11,588,360
		and 5(iii):		--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future		$(10,736,348)
		years -- if Item 5(i) is less than Item 5(iv)		---------------
		[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X	.0001177
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============
Dreyfus Intermediate Term Income Fund - Institutional Shares
5.	Calculation of registration fee:
	(I)	Aggregate sale price of securities sold during the	$26,192,360
		fiscal year pursuant to section 24(f):	---------------
	(ii)	Aggregate price of securities redeemed or	$ (1,794,572)
		repurchased during the fiscal year:	---------------

4

(iii)	Aggregate price of securities redeemed or	$ (5,382,148)
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		$(7,176,720)
	and 5(iii):		--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ 19,015,640
	[subtract Item 5(iv) from Item 5(I)]:	---------------

(vi)	Redemption credits available for use in future	$ 0
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X	.0001177
	Instruction C.9):		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	2238.14
	5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 2,238.14 =============
Dreyfus Intermediate Term Income Fund - Investor Shares

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 122,216,818
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (280,490,905)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ $(135,958,090)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (416,448,985)
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ 0

5

	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(294,232,167)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus Premier Short Term Income Fund - class A

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 4,109,937
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (10,513,289)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$(1,779,067)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (12,292,356)
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(8,182,419)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001177
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0

6

5(vii) (enter “0” if no fee is due):
==============
6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus Premier Short Term Income Fund - class B

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 2,223,174
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (3,857,173)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$-0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (3,857,173)
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ (1,633,999)
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ (1,633,999)
years -- if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001177
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year

7

for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus Premier Short Term Income Fund - class P

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 7,177,783
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (11,571,775)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$(6,638,167)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (18,209,942)
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(11,032,159)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001177
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus Premier Short Term Income Fund - Class D

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 197,525,201
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (332,612,266)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (509,713,957)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (842,326,223)
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(644,801,022)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001177
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0- =============
Dreyfus Premier Yield Advantage Fund – class A 5. Calculation of registration fee:
9

(I)	Aggregate sale price of securities sold during the	$ 2,213,694
	fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$4,518,454
	repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$4,621,696
	repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$ 9,140,150
	and 5(iii):	--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(6,926,456)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

Dreyfus Premier Yield Advantage Fund – class B
5.	Calculation of registration fee:
	(I)	Aggregate sale price of securities sold during the	$ 1,627,135
		fiscal year pursuant to section 24(f):	---------------
	(ii)	Aggregate price of securities redeemed or	$3,395,119
		repurchased during the fiscal year:	---------------
	(iii)	Aggregate price of securities redeemed or	$-0-
		repurchased during any PRIOR fiscal year ending no	---------------

10

earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$ 3,395,119
	and 5(iii):	--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$
	[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$(1,767,984)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============
Dreyfus Premier Yield Advantage Fund – class D

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 37,959,487
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$93,351,771
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$155,689,571
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ 249,041,342
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$
		[subtract Item 5(iv) from Item 5(i)]:	---------------

11

(vi)	Redemption credits available for use in future	$(211,081,855)
	years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001177
	Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============
Dreyfus Premier Yield Advantage Fund – class P

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 18,237,563
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$35,479,950
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$80,892,795
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ 116,372,745
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(98,135,182)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0001177
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

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6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============
Dreyfus Premier Yield Advantage Fund – Class S

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$72,436
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$470,228
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$578,597
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ 1,048,825
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ (976,389)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0001177
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

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+$ N/A -------------
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0 =============
TOTAL FOR ALL FUNDS:	=$	2.263.94
=============

9.	Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:
[	X	]	Wire Transfer
[		]	Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*
/s/ Michael A. Rosenberg Michael A. Rosenberg, Secretary
Date: October 6, 2005

* Please print the name and title of the signing officer below the signature.

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